Other Receivables (Details) - Schedule of other receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables [Abstract]
Government agencies	$ 102	$ 30
Prepaid expenses	132
Other	76
Total	$ 310	$ 30